Vessels, Net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Vessels, Net
Beginning balance	$ 958,597,520
Ending balance	938,668,044	$ 958,597,520
Cost
Vessels, Net
Beginning balance	1,160,065,358	1,154,437,128
Fully amortized Drydock component		(6,000,000)
Additions	625,109	11,628,230
Ending balance	1,160,690,467	1,160,065,358
Accumulated Depreciation
Vessels, Net
Beginning balance	(201,467,838)	(166,368,948)
Fully amortized Drydock component		6,000,000
Depreciation charge	(20,554,585)	(41,098,890)
Ending balance	(222,022,423)	(201,467,838)
Vessels' cost
Vessels, Net
Beginning balance	942,544,180
Ending balance	924,148,112	942,544,180
Vessels' cost | Cost
Vessels, Net
Beginning balance	1,138,221,805	1,138,221,805
Ending balance	1,138,221,805	1,138,221,805
Vessels' cost | Accumulated Depreciation
Vessels, Net
Beginning balance	(195,677,625)	(158,183,343)
Depreciation charge	(18,396,068)	(37,494,282)
Ending balance	(214,073,693)	(195,677,625)
Drydocking and special survey costs
Vessels, Net
Beginning balance	16,053,340
Ending balance	14,519,932	16,053,340
Drydocking and special survey costs | Cost
Vessels, Net
Beginning balance	21,843,553	16,215,323
Fully amortized Drydock component		(6,000,000)
Additions	625,109	11,628,230
Ending balance	22,468,662	21,843,553
Drydocking and special survey costs | Accumulated Depreciation
Vessels, Net
Beginning balance	(5,790,213)	(8,185,605)
Fully amortized Drydock component		6,000,000
Depreciation charge	(2,158,517)	(3,604,608)
Ending balance	$ (7,948,730)	$ (5,790,213)